Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)		Jun. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued interest		$ 121,434	$ 106,563
Accrued operating expenses	[1]	128,602	469,823
Total		$ 250,036	$ 576,386

[1]	Accrued operating expenses are mainly due to unbilled transactions from vendors related to the operations in the Kruh Block TAC or Kruh Block KSO.